Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Notes to Financial Statements
Related Party Transactions

Note 8: Related Party Transactions

The Company entered into a sublease agreement with the Company’s shareholders to occupy their current facility. The agreement expires July 1, 2012 and requires the Company to pay rent of $500 per month.  The Company also made improvements to facilities owned by the majority shareholder totaling $4,428 that were capitalized as part of property and equipment and were fully depreciated as of March 31, 2012.

The Company entered into real estate sales contracts with DGPM to purchase residential real estate properties. During the three and nine months ended March 31, 2012 the Company paid DGPM $0 and $ 8,445, respectively for one residential property.

The Company uses DGPM to perform certain renovations on the Company’s properties. During the three and nine months ended March 31, 2012, DGPM was paid per an agreement a set amount per property ($31,000) for renovations services of $433,790 and $1,015,864 on properties the Company owned. These amounts have been allocated to individual properties and included in investments in real estate assets. The labor and materials is a flat fee per property and is based on a non-arm’s length transaction between the Company and DGPM and is prorated if renovations on a property are not complete as of the end of the period. The properties shall be renovated to a condition into which they can be sold for a price at around, or above the after repaired value estimate as estimated by the Company. Any amount paid by the Company to DGPM that is in excess of renovations performed to date is recognized as due from shareholders on the balance sheet as these amounts are considered prepayments to related parties for services to be provided at a future date. At March 31, 2012 $459,236 was due from shareholders.

From time to time, the Company’s shareholders pay for Company-related expenses. Such amounts are recognized as amounts due to shareholders on the balance sheet. These amounts are payable on demand and are non-interest bearing. As of March 31, 2012, there were no amounts due to shareholders.

The Company entered into four agreements for the sale of land contract interests. The purchasers in all four agreements were limited partnerships, which consisted of general partner The Diversified Group Partnership Management, LLC, a related party, and multiple limited partners, who were not related parties to the Company (see Note 4: Investment in Real Estate Assets).

As of March 31, 2012, the Company entered into promissory notes with five limited partnerships, which consisted of general partner The Diversified Group Partnership Management, LLC, a related party, and multiple limited partners, who were not related parties to the Company (see Note 5: Notes Payable).

The underwriter for the offering of the preferred shares is WR Rice Financial Services, Inc. which is owned by the Company’s Co-Chief Executive Officers who will receive 10% of the gross proceeds from the offering (see Note 7: Shareholders’ Equity).

On February 1, 2012 the mother of then Co-Chief Executive Officer Michael Kazee entered into a land contract to purchase a property from the Company as their primary residence. The purchaser agreed to purchase the property for $56,900, made a $5,690 down payment and agreed to pay $51,210 at the rate of $321.10 per month for the next thirty years. The payment includes interest of 9.9% on the unpaid principal balance. The purchaser also agreed to pay $157.51 per month for estimated taxes, assessments and insurance, which shall be adjusted based on future tax and insurance rates.

On July 1, 2012 Mr. Wilson and his wife entered into a lease with the Company with option to buy 842 Atlanta, Carrollton Township, MI, 48604 as their primary residence. Mr. Wilson and his wife have agreed to pay $800 per month for two years and have received the option to purchase the property for $84,000 at any time before the lease expires on July 1, 2014. In addition, the Company has agreed to credit $100 of their monthly payment towards the purchase price.

Note 7:  Related Party Transactions

On August 16, 2010, the Company advanced $30,000 to an entity controlled by Co-Chief Executive Officers Joel Wilson and Michael Kazee.  The advance is non-interest bearing, due on demand, and unsecured.  The advance was paid back to the Company on October 21, 2010.

The Company entered into a sublease agreement with the Company’s shareholders to occupy their current facility.  The agreement is for one year beginning July 1, 2010 and requires the Company to pay rent of $500 per month.  The Company also made improvements to facilities owned by the majority shareholder totaling $4,428 that were capitalized as part of property and equipment and are being depreciated over a period of one year.

On August 11, 2010, the Company entered into a property renovation agreement with Diversified Group Partnership Management, LLC ("DGPM"), which is owned by the Company’s Co-Chief Executive Officers Joel Wilson and Michael Kazee.  During year ended June 30, 2011, the Company paid DGPM a total of $239,564 for labor and materials related to the renovations on the properties the Company owned.  These amounts have been allocated to individual properties and included in investments in real estate assets as of June 30, 2011.

In October 2010, the Company finalized a real estate sales contract to purchase seven residential real estate properties from the DGPM.  DGPM purchased seven properties for $107,500 and under the terms of the contract sold these properties to the Company for $217,404.

During October and November 2010, the Company finalized real estate sales contracts to purchase four residential real estate properties from DGPM.  The Company paid $79,927 for the four properties.

During the year ended June 30, 2011, the Company sold eleven properties to third parties.  These properties were sold pursuant to a land contract which required the buyers to pay 10% down payment on delivery of the contract and pay the remaining sales amount over 30 years at an interest rate of 9.9% per year. For ten of the eleven properties sold, the down payments made by the third parties were all or partially funded by a loan from Diversified Lending Services, LLC, an entity controlled by one the Company’s Co-Chief Executive Officers.  The land contracts contain a cross-default clause with each down payment loan.

On October 14, 2010, the Company hired 1 Stop Realty and Mortgage Services, LLC (“1 Stop”) to advertise and sell several properties the Company owns. 1 Stop is a licensed real estate agency controlled by Michael Kazee, the Company’s co-Chief Executive Officer. 1 Stop is typically paid a flat-fee of $2,500 for each of the Company’s properties 1 Stop sells. 1 Stop’s fee is paid when the real estate sale transaction is completed. The Company hired 1 Stop to advertise and sell eleven of the Company’s properties. During the year ended June 30, 2011, 1 Stop sold eleven of the Company’s properties and the Company incurred total fees of $27,500. The Company does not have an agreement with 1 Stop to sell any other properties the Company purchases, but may engage 1 Stop’s services in the future.

The Company’s shareholders paid for Company-related expenses during the year ended June 30, 2011.  Such amount totaling $25,285 were recognized as amounts due to shareholders at June 30, 2011.  These amounts are payable on demand and are non-interest bearing.

The Company entered into three agreements for the sale of land contract interests.  The purchasers in all three agreements were limited partnerships, which consisted of general partner The Diversified Group Partnership Management, LLC, a related party, and multiple limited partners, who were not related parties to the Company (see Note 4: Investment in Real Estate Assets).

The Company repaid its notes payable balance of $10,000 as of June 30, 2011.  The Diversified Group Partnership Management Group, an entity controlled by Co-Chief Executive Officers Joel Wilson and Michael Kazee, paid

$5,000 in May 2011 which is reflected as due to shareholder as of June 30, 2011.  In June 2011 the Company paid the remaining $5,000.